American Global Growth Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	21.17%	7.81%	11.74%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	21.08%	7.74%	11.65%
Series III
Prospectus [Line Items]
Average Annual Return, Percent	21.55%	8.18%	12.12%